UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Traxis Partners LP

Address:   4 Greenwich Office Park, 2nd Fl
           Greenwich, CT 06831


Form 13F File Number: 28-10868


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Adam Jaffe
Title:  Chief Operating Officer
Phone:  203 769 8677

Name:    
Title:   
Phone:   

Signature,  Place,  and  Date  of  Signing:

/s/ Adam Jaffe                     Greenwich, Connecticut             5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

/s/ Adam Jaffe                     Greenwich, CT                      5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             104

Form 13F Information Table Value Total:  $      550,610
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
SPDR S&P 500 ETF TR          PUT              78462F953      108   100000 SH  PUT  SOLE                 100000      0      0
COVIDIEN PLC                 SHS              G2554F113     4101    75000 SH       SOLE                  75000      0      0
WEATHERFORD INTL LTD         REG SHS          H27013103      678    44895 SH       SOLE                      0      0  44895
ABBOTT LABS                  COM              002824100     5437    88711 SH       SOLE                      0      0  88711
AGILENT TECHNOLOGIES INC     COM              00846U101     2226    50000 SH       SOLE                  50000      0      0
ALTRIA GROUP INC             COM              02209S103      209     6770 SH       SOLE                      0      0   6770
AMAZON COM INC               COM              023135106     4515    22295 SH       SOLE                  20105      0   2190
AMERISOURCEBERGEN CORP       COM              03073E105     4478   112900 SH       SOLE                 112900      0      0
AMERIGROUP CORP              COM              03073T102     4710    70000 SH       SOLE                  70000      0      0
AMYLIN PHARMACEUTICALS INC   COM              032346108     1872    75000 SH       SOLE                  75000      0      0
APPLE INC                    COM              037833100    13208    22030 SH       SOLE                   9372      0  12658
BP PLC SPONSORED             ADR              055622104      455    10100 SH       SOLE                      0      0  10100
BAKER HUGHES INC             COM              057224107      934    22258 SH       SOLE                      0      0  22258
BARCLAYS BK PLC IPMS INDIA   ETN              06739F291     1409    24960 SH       SOLE                      0      0  24960
BAXTER INTL INC              COM              071813109     1196    20000 SH       SOLE                  20000      0      0
BECTON DICKINSON & CO        COM              075887109     1941    25000 SH       SOLE                  25000      0      0
BIOMARIN PHARMACEUTICAL INC  COM              09061G101     2740    80000 SH       SOLE                  80000      0      0
BIOGEN IDEC INC              COM              09062X103     3780    30000 SH       SOLE                  30000      0      0
BROADCOM CORP C              CL A             111320107     5914   150477 SH       SOLE                 102911      0  47566
CVS CAREMARK CORPORATION     COM              126650100     2688    60000 SH       SOLE                  60000      0      0
CARDINAL HEALTH INC          COM              14149Y108     3664    85000 SH       SOLE                  85000      0      0
CAREFUSION CORP              COM              14170T101     3241   125000 SH       SOLE                 125000      0      0
CATALYST HEALTH SOLUTIONS IN COM              14888B103     2272    35650 SH       SOLE                  35650      0      0
CATERPILLAR INC DEL          COM              149123101     8683    81515 SH       SOLE                      0      0  81515
CENTENE CORP DEL             COM              15135B101     2938    60000 SH       SOLE                  60000      0      0
CHEVRON CORP NEW             COM              166764100      683     6375 SH       SOLE                      0      0   6375
CISCO SYS INC                COM              17275R102    10284   486245 SH       SOLE                      0      0 486245
COCA COLA CO                 COM              191216100      431     5830 SH       SOLE                      0      0   5830
COVENTRY HEALTH CARE INC     COM              222862104     3023    85000 SH       SOLE                  85000      0      0
DEERE & CO                   COM              244199105     3459    42753 SH       SOLE                      0      0  42753
DU PONT E I DE NEMOURS & CO  COM              263534109    20126   380457 SH       SOLE                      0      0 380457
E M C CORP MASS              COM              268648102     8342   279184 SH       SOLE                 145034      0 134150
ELAN PLC                     ADR              284131208     1876   125000 SH       SOLE                 125000      0      0
EXPRESS SCRIPTS INC          COM              302182100     4605    85000 SH       SOLE                  85000      0      0
EXXON MOBIL CORP             COM              30231G102     7303    84200 SH       SOLE                      0      0  84200
FREEPORT-MCMORAN COPPER & GO COM              35671D857      606    15940 SH       SOLE                      0      0  15940
GENERAL ELECTRIC CO          COM              369604103      689    34310 SH       SOLE                      0      0  34310
GILEAD SCIENCES INC          COM              375558103     1963    40180 SH       SOLE                  40000      0    180
GOOGLE INC C                 CL A             38259P508     7982    12447 SH       SOLE                   6155      0   6292
HCA HOLDINGS INC             COM              40412C101     3711   150000 SH       SOLE                 150000      0      0
HEALTH MGMT ASSOC INC NEW    CL A             421933102     2016   300000 SH       SOLE                 300000      0      0
HEARTWARE INTL INC           COM              422368100      985    15000 SH       SOLE                  15000      0      0
HOSPIRA INC                  COM              441060100     1870    50000 SH       SOLE                  50000      0      0
HUMANA INC                   COM              444859102     3699    40000 SH       SOLE                  40000      0      0
ILLUMINA INC                 COM              452327109     2031    38600 SH       SOLE                  38600      0      0
INSULET CORP                 COM              45784P101     1053    55000 SH       SOLE                  55000      0      0
INTERNATIONAL BUSINESS MACHS COM              459200101     1572     7536 SH       SOLE                      0      0   7536
ISHARES INC                  MSCI TAIWAN      464286731    20275  1509650 SH       SOLE                1509650      0      0
ISHARES INC                  MSCI S KOREA     464286772     3906    65598 SH       SOLE                  65598      0      0
ISHARES TR                   S&P 100 IDX FD   464287101     9030   141000 SH       SOLE                      0      0 141000
ISHARES TR                   FTSE CHINA25 IDX 464287184    41457  1131780 SH       SOLE                 735775      0 396005
ISHARES TR                   MSCI EMERG MKT   464287234    17351   404075 SH       SOLE                 353000      0  51075
ISHARES TR                   RUSSELL 2000     464287655    19593   236490 SH       SOLE                 225700      0  10790
ISHARES TR                   MSCI JAPAN       464288182     9784   173360 SH       SOLE                 171900      0   1460
JPMORGAN CHASE & CO          COM              46625H100     1582    34409 SH       SOLE                      0      0  34409
JOHNSON & JOHNSON            COM              478160104    11219   170086 SH       SOLE                      0      0 170086
JUNIPER NETWORKS INC         COM              48203R104     3158   138007 SH       SOLE                 138007      0      0
LAUDER ESTEE COS INC         L A              518439104     3648    58902 SH       SOLE                      0      0  58902
MARKET VECTORS ETF TR        OIL SERVICE ETF  57060U191    17406   428514 SH       SOLE                 428514      0      0
MARKET VECTORS ETF TR        RUSSIA ETF       57060U506    11704   379000 SH       SOLE                 379000      0      0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
MCDONALDS CORP               COM              580135101     3419    34855 SH       SOLE                      0      0  34855
MCKESSON CORP                COM              58155Q103     1755    20000 SH       SOLE                  20000      0      0
MEDIVATION INC               COM              58501N101     2989    40000 SH       SOLE                  40000      0      0
MERCK & CO INC NEW           COM              58933Y105     3018    78602 SH       SOLE                      0      0  78602
METLIFE INC                  COM              59156R108     4885   130800 SH       SOLE                      0      0 130800
MICROSOFT CORP               COM              594918104     2515    77973 SH       SOLE                      0      0  77973
MOLINA HEALTHCARE INC        COM              60855R100     2690    80000 SH       SOLE                  80000      0      0
MORGAN STANLEY COM           NEW              617446448     4186   213143 SH       SOLE                      0      0 213143
MYLAN INC                    COM              628530107     2931   125000 SH       SOLE                 125000      0      0
NETAPP INC                   COM              64110D104     3943    88075 SH       SOLE                  88075      0      0
NEWMONT MINING CORP          COM              651639106      231     4500 SH       SOLE                      0      0   4500
ONYX PHARMACEUTICALS INC     COM              683399109     2826    75000 SH       SOLE                  75000      0      0
PARKER HANNIFIN CORP         COM              701094104     1774    20987 SH       SOLE                      0      0  20987
PEPSICO INC                  COM              713448108     2328    35080 SH       SOLE                      0      0  35080
PFIZER INC                   COM              717081103     4920   217335 SH       SOLE                 160000      0  57335
PHILIP MORRIS INTL INC       COM              718172109     5484    61890 SH       SOLE                      0      0  61890
PLUM CREEK TIMBER CO INC     COM              729251108     1541    37090 SH       SOLE                      0      0  37090
POTASH CORP SASK INC         COM              73755L107     7511   164400 SH       SOLE                      0      0 164400
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104    26925   398600 SH       SOLE                 355500      0  43100
PROCTER & GAMBLE CO          COM              742718109     6934   103164 SH       SOLE                      0      0 103164
QUALCOMM INC                 COM              747525103    14500   213169 SH       SOLE                  64749      0 148420
QUALITY SYS INC              COM              747582104     1531    35000 SH       SOLE                  35000      0      0
ST JUDE MED INC              COM              790849103     3323    75000 SH       SOLE                  75000      0      0
SANDISK CORP                 COM              80004C101     6918   139500 SH       SOLE                      0      0 139500
SCHLUMBERGER LTD             COM              806857108     9124   130477 SH       SOLE                      0      0 130477
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y704    20585   550100 SH       SOLE                 550100      0      0
TEXAS INSTRS INC             COM              882508104     1681    50000 SH       SOLE                      0      0  50000
THOMAS & BETTS CORP          COM              884315102      921    12805 SH       SOLE                      0      0  12805
3M CO                        COM              88579Y101     3747    42005 SH       SOLE                      0      0  42005
UNILEVER N V N Y SHS         NEW              904784709     6799   199800 SH       SOLE                      0      0 199800
UNION PAC CORP               COM              907818108     1198    11150 SH       SOLE                      0      0  11150
UNITED TECHNOLOGIES CORP     COM              913017109     3097    37335 SH       SOLE                      0      0  37335
UNITEDHEALTH GROUP INC       COM              91324P102     4421    75000 SH       SOLE                  75000      0      0
UNIVERSAL HLTH SVCS INC C    CL B             913903100     1257    30000 SH       SOLE                  30000      0      0
VANGUARD HEALTH SYS INC      COM              922036207     1009   102323 SH       SOLE                 102323      0      0
VARIAN MED SYS INC           COM              92220P105     2476    35900 SH       SOLE                  35900      0      0
VERTEX PHARMACEUTICALS INC   COM              92532F100     3076    75000 SH       SOLE                  75000      0      0
VMWARE INC CL A              COM              928563402    15373   136803 SH       SOLE                  41111      0  95692
WAL MART STORES INC          COM              931142103     1339    21878 SH       SOLE                      0      0  21878
WATERS CORP                  COM              941848103     1390    15000 SH       SOLE                  15000      0      0
WELLCARE HEALTH PLANS INC    COM              94946T106     4313    60000 SH       SOLE                  60000      0      0
WELLPOINT INC                COM              94973V107      538     7290 SH       SOLE                      0      0   7290
WILLIAMS COS INC DEL         COM              969457100     6686   217000 SH       SOLE                      0      0 217000
WPX ENERGY INC               COM              98212B103      684    37998 SH       SOLE                      0      0  37998